Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease Cost
The components of lease costs related to the Company’s operating leases included in the consolidated statements of operations for the periods presented were as follows (in millions):

	Year Ended December 31,
	2019	2020
Operating lease cost	$22	$40
Short-term lease cost	10	11
Sublease income	(3)	(5)

Total lease cost	$29	$46

Lease terms and discount rates for operating leases were as follows:

	December 31, 2019	December 31, 2020
Weighted-average remaining lease term (in years)	10.2	10.7
Weighted-average discount rate	7.12%	8.06%
Supplemental cash flow and
non-cash
information was as follows (in millions):

	Year Ended December 31,
	2019	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$12	$32
Financing cash flows for finance leases	$1	$—
ROU assets obtained in exchange for new lease liabilities
Operating leases	$137	$69

Future Minimum Lease Payments Required under Operating Leases
As of December 31, 2020, the future minimum lease payments required under operating leases were as follows (in millions):

Year Ending December 31,	Amount
2021	$36
2022	46
2023	46
2024	44
2025	42
Thereafter	319

Total future minimum lease payments	533
Less: Lease not commenced	(120)
Less: Imputed interest	(145)
Less: Tenant improvement receivable	(15)

Present value of future minimum lease payments	$253